Provisions for Discounts, Rebates and Sales Returns - Summary of Movement in Provisions for Discounts, Rebates and Sales Returns (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	€ 4,746	€ 5,113	€ 4,623
Changes in scope of consolidation	(82)
Provision related to current period sales	16,745	17,690	17,196
Net change in provision related to prior period sales	(50)	(46)	(17)
Payments made	(16,676)	(17,474)	(16,832)
Currency translation differences	132	(537)	143
Provisions for discounts, rebates and sales returns, Ending balance	4,815	4,746	5,113
Government and State Programs [Member]
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	2,086	2,398	2,173
Changes in scope of consolidation	37
Provision related to current period sales	4,624	5,131	5,240
Net change in provision related to prior period sales	(2)	(46)	(6)
Payments made	(4,673)	(5,129)	(5,078)
Currency translation differences	76	(268)	69
Provisions for discounts, rebates and sales returns, Ending balance	2,148	2,086	2,398
Government And GPO Programs [member]
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	663	771	672
Changes in scope of consolidation	2
Provision related to current period sales	2,038	2,027	1,869
Net change in provision related to prior period sales	(4)	(11)
Payments made	(2,055)	(2,031)	(1,796)
Currency translation differences	30	(93)	26
Provisions for discounts, rebates and sales returns, Ending balance	674	663	771
Chargeback Incentives [Member]
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	377	280	349
Provision related to current period sales	3,620	4,069	4,132
Net change in provision related to prior period sales	(1)	(8)	(8)
Payments made	(3,714)	(3,925)	(4,204)
Currency translation differences	12	(39)	11
Provisions for discounts, rebates and sales returns, Ending balance	294	377	280
Rebates and Discounts [Member]
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	1,067	1,111	944
Changes in scope of consolidation	(123)
Provision related to current period sales	5,942	5,897	5,394
Net change in provision related to prior period sales	(11)	30	(20)
Payments made	(5,732)	(5,897)	(5,230)
Currency translation differences	(3)	(74)	23
Provisions for discounts, rebates and sales returns, Ending balance	1,140	1,067	1,111
Sales Returns [member]
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	547	550	480
Provision related to current period sales	465	537	547
Net change in provision related to prior period sales	(35)	(11)	18
Payments made	(448)	(466)	(509)
Currency translation differences	17	(63)	14
Provisions for discounts, rebates and sales returns, Ending balance	546	547	550
Other Deductions [Member]
Disclosure of other provisions [line items]
Provisions for discounts, rebates and sales returns, Beginning balance	6	3	5
Changes in scope of consolidation	2
Provision related to current period sales	56	29	14
Net change in provision related to prior period sales	3		(1)
Payments made	(54)	(26)	(15)
Provisions for discounts, rebates and sales returns, Ending balance	€ 13	€ 6	€ 3